Information by business segment and by geographic area - Net operating revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Information by business segment and by geographic area
Net operating revenue	$ 7,518	$ 9,186	$ 14,487	$ 17,389
Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue	59	311	358	692
United States of America
Information by business segment and by geographic area
Net operating revenue	177	367	466	674
Germany
Information by business segment and by geographic area
Net operating revenue	351	453	727	833
Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	684	930	1,395	1,845
Middle East, Africa and Oceania
Information by business segment and by geographic area
Net operating revenue	306	505	584	1,166
Japan
Information by business segment and by geographic area
Net operating revenue	396	589	880	1,221
China
Information by business segment and by geographic area
Net operating revenue	4,320	4,200	7,516	7,587
Asia, except Japan and China
Information by business segment and by geographic area
Net operating revenue	697	890	1,308	1,665
Brazil
Information by business segment and by geographic area
Net operating revenue	528	941	1,253	1,706
Ferrous minerals
Information by business segment and by geographic area
Net operating revenue	5,895	7,315	11,191	13,658
Ferrous minerals | Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue	14	145	114	306
Ferrous minerals | United States of America
Information by business segment and by geographic area
Net operating revenue	29	123	73	221
Ferrous minerals | Germany
Information by business segment and by geographic area
Net operating revenue	67	307	249	569
Ferrous minerals | Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	223	466	509	879
Ferrous minerals | Middle East, Africa and Oceania
Information by business segment and by geographic area
Net operating revenue	280	491	522	1,119
Ferrous minerals | Japan
Information by business segment and by geographic area
Net operating revenue	288	472	665	950
Ferrous minerals | China
Information by business segment and by geographic area
Net operating revenue	4,154	4,017	7,218	7,261
Ferrous minerals | Asia, except Japan and China
Information by business segment and by geographic area
Net operating revenue	417	513	828	946
Ferrous minerals | Brazil
Information by business segment and by geographic area
Net operating revenue	423	781	1,013	1,407
Base metals
Information by business segment and by geographic area
Net operating revenue	1,471	1,538	2,898	2,989
Base metals | Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue	45	166	244	386
Base metals | United States of America
Information by business segment and by geographic area
Net operating revenue	148	244	393	453
Base metals | Germany
Information by business segment and by geographic area
Net operating revenue	284	146	478	264
Base metals | Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	427	421	805	817
Base metals | Middle East, Africa and Oceania
Information by business segment and by geographic area
Net operating revenue	5	5	13	11
Base metals | Japan
Information by business segment and by geographic area
Net operating revenue	108	87	202	175
Base metals | China
Information by business segment and by geographic area
Net operating revenue	166	183	282	326
Base metals | Asia, except Japan and China
Information by business segment and by geographic area
Net operating revenue	245	234	401	457
Base metals | Brazil
Information by business segment and by geographic area
Net operating revenue	43	52	80	100
Coal
Information by business segment and by geographic area
Net operating revenue	94	256	242	589
Coal | Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	34	43	81	149
Coal | Middle East, Africa and Oceania
Information by business segment and by geographic area
Net operating revenue	21	9	49	36
Coal | Japan
Information by business segment and by geographic area
Net operating revenue		30	13	96
Coal | China
Information by business segment and by geographic area
Net operating revenue			16
Coal | Asia, except Japan and China
Information by business segment and by geographic area
Net operating revenue	35	143	79	262
Coal | Brazil
Information by business segment and by geographic area
Net operating revenue	4	31	4	46
Others
Information by business segment and by geographic area
Net operating revenue	58	77	156	153
Others | Brazil
Information by business segment and by geographic area
Net operating revenue	$ 58	$ 77	$ 156	$ 153